Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of summary of significant accounting policies [line items]
Right Of Use Assets	$ 8,710		$ 14,431
Lease Liabilities	21,582	$ 28,188
Accumulated adjustment to equity	7,931,057		8,410,785	$ 8,019,224
Retained earnings [member]
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity	(3,821,889)		(3,670,310)	(4,081,508)
Non-controlling interests [member]
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity	$ (1,237,174)		$ (910,135)	$ (893,211)
IFRS 16 [Member]
Disclosure of summary of significant accounting policies [line items]
Right Of Use Assets		14,400
Lease Liabilities		16,100
IFRS 16 [Member] | Retained earnings [member]
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity		1,100
IFRS 16 [Member] | Non-controlling interests [member]
Disclosure of summary of significant accounting policies [line items]
Accumulated adjustment to equity		$ 600
Oyu Tolgoi [member]
Disclosure of summary of significant accounting policies [line items]
Percentage of ownership interest in subsidiary	66.00%
Percentage of ownership interest, held by non-controlling interest	34.00%
Percentage of fund provided for mine exploration and development costs of subsidiary	100.00%
Bottom of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price	30 days
Top of range [member]
Disclosure of summary of significant accounting policies [line items]
Final adjustment period of selling price	180 days